Other non-current receivables (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other non-current receivables [abstract]
Summary of Other Non-Current Receivables	Other non-current receivables consist of the following:

	31/12/25	31/12/24
Security deposits for lease and other contracts	4,981	6,124
Total	4,981	6,124